Average Annual Total Returns - ProShares Russell 2000 Dividend Growers ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	Russell 2000® Dividend Growth Index OneYear		Russell 2000® Dividend Growth Index SinceInception		Russell 2000® Dividend Growth Index InceptionDate
Total	17.37%	11.35%		16.78%	10.85%		10.66%	8.96%		17.87%	[1]	11.83%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.